Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements (Details 2) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net earnings	$ 3,439	$ 4,127	$ 4,808	$ 3,172	$ 4,147	$ 5,307	$ 3,217	$ 3,452	$ 15,546	$ 16,123	$ 15,133
Other assets									310	3,465	554
Net cash provided by operating activities									22,780	22,657	26,900
Net cash used by investing activities									(753)	(255,976)	(106,138)
Net cash (used) provided by financing activities									(11,248)	27,416	195,157
Parent Company
Net earnings									15,546	16,123	15,133
Equity in undistributed earnings of subsidiaries									(8,372)	(10,809)	(8,422)
Other assets									24	81	545
Other liabilities									127	32	0
Net cash provided by operating activities									7,325	5,427	7,256
Net cash used by investing activities									0	0	0
Cash dividends paid on common stock									(5,108)	(4,935)	(3,793)
Stock repurchase									1,997	710	3,605
Excise tax on stock repurchase									(20)	0	0
Proceeds from exercise of restricted stock units									6	41	39
Net cash (used) provided by financing activities									(7,119)	(5,604)	(7,359)
Net change in cash and cash equivalents									206	(177)	(103)
Cash at beginning of year				$ 384				$ 561	384	561	664
Cash at end of year	$ 590				$ 384				$ 590	$ 384	$ 561